Subsequent Events (Details) - Feb. 03, 2026 - Forecast [Member]	USD ($)	NZD ($)
Subsequent Events [Line Items]
Acquire arrow aviation percentage	51.00%
Investment	$ 5,800	$ 18,000,000
Issuance of convertible notes	$ 3,500
Arrow sviation’s shares percentage	49.00%
Exercisable term	2 years